Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	001-39669
Entity Registrant Name	Z SQUARED INC.
Entity Central Index Key	0001759186
Entity Tax Identification Number	98-1465952
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	550 South Andrews Ave.
Entity Address, Address Line Two	Suite #700
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	(305)
Local Phone Number	697-0792
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ZSQR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false